CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Vessels	$ 3,758.9	$ 4,409.9
Containers and handling equipment	792.9	1,242.8
Other tangible assets	85.2	98.5
Intangible assets	102.0	92.9
Investments in associates	26.4	22.0
Other investments	908.7	1,373.2
Other receivables	97.9	112.1
Deferred tax assets	2.6	2.3
Total non-current assets	5,774.6	7,353.7
Inventories	179.3	190.7
Trade and other receivables	596.5	825.7
Other investments	874.1	2,233.1
Cash and cash equivalents	921.5	1,022.1
Total current assets	2,571.4	4,271.6
Total assets	8,346.0	11,625.3
Equity
Share Capital and reserves	2,017.5	1,987.7
Retained earnings	437.2	3,901.9
Equity attributable to owners of the Company	2,454.7	5,889.6
Non-controlling interests	3.3	6.3
Total equity	2,458.0	5,895.9
Liabilities
Lease liabilities	3,244.1	2,778.7
Loans and other liabilities	73.6	91.9
Employee benefits	46.1	45.2
Deferred tax liabilities	6.1	151.4
Total non-current liabilities	3,369.9	3,067.2
Trade and other payables	566.4	896.2
Provisions	60.7	50.2
Contract liabilities	198.1	238.9
Lease liabilities	1,644.7	1,380.8
Loans and other liabilities	48.2	96.1
Total current liabilities	2,518.1	2,662.2
Total liabilities	5,888.0	5,729.4
Total equity and liabilities	$ 8,346.0	$ 11,625.3